Document and Entity Information	Jul. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2025
Entity File Number	001-40103
Entity Registrant Name	AlTi Global, Inc.
Entity Central Index Key	0001838615
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-1552220
Entity Address, Address Line One	22 Vanderbilt Ave
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	396-5900
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ALTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false